                                               [LOGO]PIONEER
                                               INVESTMENTS-Registered Trademark-

PIONEER
SMALL COMPANY
FUND

SEMIANNUAL REPORT 4/30/01

 TABLE OF CONTENTS
--------------------------------------------------------------------------------
 Letter from the President                                             1

 Portfolio Summary                                                     2

 Performance Update                                                    3

 Portfolio Management Discussion                                       6

 Schedule of Investments                                               9

 Financial Statements                                                 15

 Notes to Financial Statements                                        21

 Trustees, Officers and Service Providers                             26

 The Pioneer Family of Mutual Funds                                   27

 Retirement Plans from Pioneer                                        28

PIONEER SMALL COMPANY FUND

LETTER FROM THE PRESIDENT 4/30/01

Dear Shareowner,

I don't think you could find a better argument for a diversified portfolio than the volatile markets we have experienced in the last several months. The turbulence began when the dot-com bubble burst in the spring of 2000. Then, as higher interest rates began to drain strength from the economy, companies in a wide range of industries issued warnings of declining profits. The result has been a very weak stock market, with high-flying growth and internet-related stocks suffering the most damage. In contrast to these sharp declines, however, less aggressive investments, including many bonds and value stocks, did much better over this painful period.

You can never eliminate risk entirely, but you and your financial advisor can work to mitigate it. The first step is to review your portfolio diversification, and modify it as necessary. You will probably want to continue holding a mix of stocks and bonds. A portfolio containing a variety of investments with varying risk and opportunity characteristics may be the most comfortable course for most investors. It could also be the most successful.

As professional investors, we view market downturns as opportunities to reposition our funds' portfolios and take advantage of lower prices to purchase attractive securities. For more than 70 years, that strategy has helped Pioneer fund managers and shareowners reach their financial goals. You may want to put your own investment portfolio through the same process: Look past the bad news and try to bring your portfolio in line with current conditions and your own needs.

Respectfully,

/s/ David Tripple

David Tripple
Pioneer Investment Management, Inc.

PIONEER SMALL COMPANY FUND

PORTFOLIO SUMMARY 4/30/01

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

[CHART]

U.S. Common Stocks                        93%
Short-Term Cash Equivalents                6%
International Common Stocks                1%

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

[CHART]

Financials                       22%
Technology                       19%
Health Care                      13%
Consumer Staples                 13%
Energy                           13%
Consumer Cyclicals               11%
Basic Materials                   3%
Capital Goods                     3%
Utilities                         2%
Communication Services            1%

10 LARGEST HOLDINGS
(As a percentage of equity holdings)

1. Fleming Companies, Inc.                  3.36%

2. UTI Energy Corp.                         3.01

3. Haemonetics Corp.                        2.85

4. Louis Dreyfus Natural Gas Corp.          2.67

5. Orthodontic Centers of America, Inc.     2.62

6. Unisource Energy Corp.                   2.45

7. Photronics, Inc.                         2.40

8. Staten Island Bancorp, Inc.              2.35

9. First Health Group Corp.                 2.32

10. Veeco Instruments, Inc.                 2.26

Fund holdings will vary for other periods.

PIONEER SMALL COMPANY FUND

PERFORMANCE UPDATE 4/30/01                                        CLASS A SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                    4/30/01         10/31/00
                             $14.88          $14.16

DISTRIBUTIONS PER SHARE      INCOME          SHORT-TERM      LONG-TERM
(10/31/00-4/30/01)           DIVIDENDS       CAPITAL GAINS   CAPITAL GAINS
                               -                $0.237             -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Small Company Fund at public offering price, compared to the growth of the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of April 30, 2001)

                    NET ASSET  PUBLIC OFFERING
PERIOD                VALUE         PRICE*
Life-of-Class         12.81%       11.60%
(11/2/95)
5 Years                8.75         7.47
1 Year                13.18         6.65

*Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

GROWTH OF $10,000+

[CHART]

                    Pioneer Small                  Russell 2000
                    Company Fund*                     Index
11/95                  $9,425                        $10,000
                      $11,383                        $11,365
                      $11,338                        $11,192
 4/97                 $11,638                        $11,373
                      $14,726                        $14,476
                      $15,868                        $16,193
                      $11,753                        $12,759
 4/99                 $12,087                        $14,693
                      $12,384                        $14,655
                      $15,300                        $17,398
                      $16,192                        $17,205
 4/01                 $17,317                        $16,901

+ Index comparison begins 11/30/95. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PIONEER SMALL COMPANY FUND

PERFORMANCE UPDATE 4/30/01                                        CLASS B SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                    4/30/01         10/31/00
                              $14.25          $13.63

DISTRIBUTIONS PER SHARE      INCOME          SHORT-TERM      LONG-TERM
(10/31/00-4/30/01)           DIVIDENDS       CAPITAL GAINS   CAPITAL GAINS
                                 -             $0.237                   -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Small Company Fund, compared to the growth of the Russell 2000
Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of April 30, 2001)

                 IF         IF
PERIOD          HELD     REDEEMED*
Life-of-Class  11.99%     11.88%
(11/2/95)
5 Years         7.94       7.79
1 Year         12.24       8.24

* Reflects deduction of the maximum applicable contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

GROWTH OF $10,000+

[CHART]

                    Pioneer Small                  Russell 2000
                    Company Fund*                     Index
11/95                 $10,000                        $10,000
                      $12,036                        $11,365
                      $11,941                        $11,192
 4/97                 $12,199                        $11,373
                      $15,389                        $14,476
                      $16,522                        $16,193
                      $12,198                        $12,759
 4/99                 $12,505                        $14,693
                      $12,760                        $14,655
                      $15,714                        $17,398
                      $16,564                        $17,205
 4/01                 $17,537                        $16,901

+ Index comparison begins 11/30/95. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the Index.

     Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PIONEER SMALL COMPANY FUND

PERFORMANCE UPDATE 4/30/01                                        CLASS C SHARES

SHARE PRICES AND DISTRIBUTIONS

NET ASSET VALUE
PER SHARE                    4/30/01         10/31/00
                             $14.18          $13.55

DISTRIBUTIONS PER SHARE      INCOME          SHORT-TERM      LONG-TERM
(10/31/00-4/30/01)           DIVIDENDS       CAPITAL GAINS   CAPITAL GAINS
                               -                $0.237            -

INVESTMENT RETURNS

The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Small Company Fund, compared to the growth of the Russell 2000
Index.

AVERAGE ANNUAL TOTAL RETURNS
(As of April 30, 2001)

                 IF         IF
PERIOD          HELD     REDEEMED*
Life-of-Class  10.40%     10.40%
(1/31/96)
5 Years         7.84       7.84
1 Year         12.92      12.92

* Assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.

GROWTH OF $10,000

[CHART]

                  Pioneer Small        Russell 2000
                  Company Fund*           Index
1/96                 $10,000             $10,000
                     $11,526             $11,085
                     $11,435             $10,916
4/97                 $11,692             $11,092
                     $14,747             $14,119
                     $15,832             $15,793
                     $11,681             $12,444
4/99                 $11,951             $14,331
                     $12,184             $14,294
                     $14,884             $16,969
                     $15,768             $16,781
4/01                 $16,807             $16,484

The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks, based on capitalization, in the Russell 3000 Index. Stocks in the Index trade on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, charges or expenses. You cannot invest directly in the Index.

Past performance does not guarantee future results. Returns and share prices fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

PIONEER SMALL COMPANY FUND

PORTFOLIO MANAGEMENT DISCUSSION 4/30/01

Successful stock selection across a range of sectors helped Pioneer Small Company Fund outperform both its benchmark and the average of its peer funds during the six months ended April 30, 2001. Over that period, Class A, B and C shares returned 6.95%, 6.48% and 6.59%, respectively, all at net asset value. For the same period, the Russell 2000 Index, the Fund's benchmark, returned -1.77%. Pioneer Small Company Fund's returns also outdistanced the 1.99% average gain of the 267 funds in Lipper's Small-Cap Core category. (Lipper, Inc. is an independent firm that tracks mutual fund performance.) In the discussion below, Ken Fuller, Pioneer's small-cap team leader reviews the factors that affected performance over the past six months.

Q. IT SEEMS THAT THIS WAS A TIME WHEN STOCKS WERE MORE IMPORTANT THAN SECTORS. DO YOU AGREE?

A. A lot has changed in the past year or so. Earlier, it seemed that the only important decision investors had to make was how many technology stocks to own. But now the market is playing to our investment style. We are bottom-up investors, meaning that we look at stocks first and sectors afterward. Also, as value investors, we go where the values lead us, and we have been finding good value in many sectors. Meanwhile, the market, having burnt itself out on overpriced growth stocks, has shown renewed respect for value and for diversified portfolios. These factors added up to good performance by selected stocks in many industries, from the most conventional companies right up to the less traditional.

Q.   CAN YOU GIVE US SOME EXAMPLES OF VALUE COMPANIES THAT DID WELL?

A. FLEMING COMPANIES, the nation's second-largest food wholesaler, is an example of an unglamorous business that presented a significant investment opportunity. After more than a decade of poor results, Fleming addressed its problems by hiring new management and restructuring its business. The company recently captured a multi-billion dollar contract to supply groceries to Kmart, attracting Wall Street's attention and driving shares higher.


     ADVANTA, a diversified financial services provider, is another company that righted itself after a period of shortfalls, in this case through a major divestiture and by paying down debt and buying back some of its shares. Another special situation that boosted performance was textile maker Spring Mills, which went private by repurchasing its outstanding shares at an attractive price.

PIONEER SMALL COMPANY FUND

     In the consumer sector, restaurant stocks have come back into vogue after having been out of favor for years. CEC ENTERTAINMENT, operators of Chuck
     E. Cheese child-oriented restaurants, and APPLEBEE'S both rose on recognition of good long-term performance and because their concept of convenience plus affordability is thought to be fairly immune to economic cycles.

Q. ONE AREA THAT HAD BEEN DOING WELL FOR THE FUND WAS ENERGY. DID THAT TREND CONTINUE?

A. As has been the case for several quarters, energy and utility companies were strong contributors. UTI ENERGY, which supplies drilling services under contract to gas and oil exploration companies, benefited from rising prices; it also recently completed a merger of equals with Patterson Energy. In another part of the industry, UNISOURCE, known previously as Tucson Electric, did extremely well by selling electricity at high prices into the power-starved California market.

Q.   WHAT WERE SOME OF THE DISAPPOINTMENTS OVER THIS PERIOD?

A. Washington Group International, an engineering design company formerly known as Morrison Knudsen, fell sharply after filing suit over a business that it had acquired from Raytheon. We eliminated this holding shortly after the lawsuit became known.

     ORTHODONTIC CENTERS OF AMERICA is growing by acquiring group orthodontic practices and because demand for these services currently outstrips supply. The company's stock fell when questions arose about its accounting practices. There was a modest recovery when the accounting issues were resolved, but shares were down for the period.

Q. MOST TECHNOLOGY STOCKS HAVE FALLEN ON HARD TIMES. HOW DID THE FUND'S TECHNOLOGY HOLDINGS PERFORM?

A. Although some of our holdings aided performance, overall the technology sector hurt results. On the positive side, Intel acquired Xircom, attracted by the same attributes that led us to invest - strong financials and a competitive edge within the network interconnect field. FAIR ISAAC, which offers software to help lenders assess credit risks, also did well. However, Marvell Technology, which provides integrated circuits for digital signal processing, fell. ACT MANUFACTURING, a contract manufacturer of electronic

PIONEER SMALL COMPANY FUND
     devices, and Dallas Semiconductor also declined. Both companies saw orders dry up as demand for technology products shriveled, causing a buildup of unsold inventory.

     Not a technology company, but tied closely to business conditions in that sector, ITT EDUCATIONAL SERVICES is a for-profit technical college that grants associate's and bachelor's degrees. Despite the slowdown in technology, shares rose in response to growing demand for graduates as workers sought to upgrade their knowledge and acquire new skills.

Q.   WHICH SECTORS ARE YOU EMPHASIZING NOW?

A. In our case, sector weightings follow stock selection. We are overweighted in energy - relative to our benchmark index - because we expect prices to continue moving upward for some time. We are about equally weighted with the Index in the financial sector, where insurance companies in particular look attractive. On the other hand, we are avoiding banks for the most part; rising unemployment and slowing business conditions could harm credit quality.


     Health care is another area where our weighting is about level with the Index and, where conditions are improving. Among the Fund's holdings, HAEMONETICS benefited from advances in its ability to extract more plasma from donated blood. Also, FIRST HEALTH GROUP, an Illinois-based HMO, improved earnings by way of higher premiums, based on successful projection of medical costs.

     We are reluctant to add to consumer cyclical stocks, at least until we have a clearer view of the economy's direction. Similarly, we are biding our time on capital goods companies, which tend to perform better coming out of a slowdown.

Q.   WHAT IS YOUR OVERALL OUTLOOK AS WE APPROACH MID-YEAR?

A. Although small companies have outperformed larger companies for the last two years, we are still finding attractively priced stocks in various pockets of the market, in part because of the swing to value and in part because of the sell-off in many large-cap stocks. As to the economy itself, we think the data suggests a risk of recession. The Federal Reserve Board's aggressive cutting of interest rates is intended to combat that possibility, but with the economic outlook still cloudy, we are maintaining a moderately defensive tone in the portfolio.

PIONEER SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS 4/30/01 (UNAUDITED)

SHARES                                                                          VALUE
                    COMMON STOCKS - 94.2%
                    BASIC MATERIALS - 3.2%
                    AGRICULTURAL PRODUCTS - 0.5%
       58,000       Corn Products International, Inc.                    $  1,421,000
                                                                         ------------
                    CHEMICALS - 0.4%
      131,900       Airgas, Inc.*                                        $  1,180,505
                                                                         ------------
                    CHEMICALS (SPECIALTY) - 2.3%
      201,000       Uniroyal Technology Corp.*                           $  1,849,200
      223,700       Wellman, Inc.                                           4,172,005
                                                                         ------------
                                                                         $  6,021,205
                                                                         ------------
                    TOTAL BASIC MATERIALS                                $  8,622,710
                                                                         ------------
                    CAPITAL GOODS - 3.0%
                    ELECTRICAL EQUIPMENT - 1.3%
      140,000       Kemper Corp.*                                        $  2,872,800
       31,000       Power-One, Inc.*                                          542,810
                                                                         ------------
                                                                         $  3,415,610
                                                                         ------------
                    MACHINERY (DIVERSIFIED) - 0.2%
       45,800       Wabtec Corp.                                         $    611,888
                                                                         ------------
                    WASTE MANAGEMENT - 1.5%
      426,900       Newpark Resources, Inc.*                             $  3,957,363
                                                                         ------------
                    TOTAL CAPITAL GOODS                                  $  7,984,861
                                                                         ------------
                    COMMUNICATION - 0.5%
                    TELEPHONE - 0.5%
      102,000       CT Communications, Inc.                              $  1,447,380
                                                                         ------------
                    TOTAL COMMUNICATION                                  $  1,447,380
                                                                         ------------
                    CONSUMER CYCLICALS - 9.8%
                    BUILDING MATERIALS - 0.5%
       86,000       Dal-Tile International*                              $  1,281,400
                                                                         ------------
                    HARDWARE & TOOLS - 0.8%
      112,500       WD-40 Co.                                            $  2,027,250
                                                                         ------------
                    HOUSEHOLD FURN. & APPLIANCES - 0.5%
       58,200       Furniture Brands International Inc.*                 $  1,319,394
                                                                         ------------
                    RETAIL (COMPUTERS & ELECTRONICS) - 1.6%
      311,700       Inter-TAN, Inc.*                                     $  4,370,034
                                                                         ------------
                    RETAIL (HOME SHOPPING) - 0.7%
       63,000       Lands' End Inc.*                                     $  1,864,800
                                                                         ------------


    The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY FUND

SHARES                                                                          VALUE
                    RETAIL (SPECIALTY) - 0.7%
      187,000       Sonic Automotive, Inc.*                              $  1,967,240
                                                                         ------------
                    RETAIL (SPECIALTY-APPAREL) - 1.7%
      144,600       AnnTaylor Stores Corp.*                              $  3,940,350
       75,000       Charming Shoppes, Inc.*                                   458,250
                                                                         ------------
                                                                         $  4,398,600
                                                                         ------------
                    SERVICES (COMMERCIAL & CONSUMER) - 2.5%
      190,000       Covanta Energy Corp.*                                $  3,515,000
      147,520       Pittston Brink's Group                                  3,142,176
                                                                         ------------
                                                                         $  6,657,176
                                                                         ------------
                    TEXTILES (APPAREL) - 0.3%
       55,000       Gildan Activewear Inc.*                              $    913,000
                                                                         ------------
                    TEXTILES (SPECIALTY) - 0.5%
      245,000       Unifi, Inc.                                          $  1,465,100
                                                                         ------------
                    TOTAL CONSUMER CYCLICALS                             $ 26,263,994
                                                                         ------------
                    CONSUMER STAPLES - 12.0%
                    DISTRIBUTORS (FOOD & HEALTH) - 3.2%
      286,000       Fleming Companies, Inc.                              $  8,437,000
                                                                         ------------
                    FOODS - 0.7%
       77,000       Hain Celestial Group, Inc.*                          $  1,926,540
                                                                         ------------
                    HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.6%
      204,800       Nu Skin Enterprises Inc.*                            $  1,515,520
                                                                         ------------
                    RESTAURANTS - 3.6%
      103,900       Applebee's International Inc.                        $  4,353,410
      104,000       CEC Entertainment Inc.*                                 5,330,000
                                                                         ------------
                                                                         $  9,683,410
                                                                         ------------
                    SERVICES (EMPLOYMENT) - 1.9%
       92,000       Bally Total Fitness Holding Corp.*                   $  2,520,800
       67,000       ITT Educational Services*                               2,385,200
                                                                         ------------
                                                                         $  4,906,000
                                                                         ------------
                    SPECIALTY PRINTING - 2.0%
      249,300       John H. Harland Co.                                  $  5,414,796
                                                                         ------------
                    TOTAL CONSUMER STAPLES                               $ 31,883,266
                                                                         ------------
                    ENERGY - 11.9%
                    OIL & GAS (DRILLING & EQUIPMENT) - 2.9%
      220,000       UTI Energy Corp.*                                    $  7,568,000
                                                                         ------------


    The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY FUND


SHARES                                                                          VALUE
                    OIL & GAS (EXPLORATION/PRODUCTION) - 9.0%
       95,000       Chieftain International Inc.*                        $  2,935,500
      143,650       Forest Oil Corp.*                                       4,675,808
      176,000       Louis Dreyfus Natural Gas Corp.*                        6,705,600
      232,500       Plains Resources Inc.*                                  5,638,125
       90,000       Spinnaker Exploration Co.*                              4,095,000
                                                                         ------------
                                                                         $ 24,050,033
                                                                         ------------
                    TOTAL ENERGY                                         $ 31,618,033
                                                                         ------------
                    FINANCIALS - 21.1%
                    BANKS (MONEY CENTER) - 0.9%
       61,800       Whitney Holding Corp.                                $  2,465,820
                                                                         ------------
                    BANKS (REGIONAL) - 0.9%
      110,000       Commercial Federal Bank                              $  2,409,000
                                                                         ------------
                    CONSUMER FINANCE - 0.7%
       72,000       American Capital Strategies Ltd.                     $  1,908,000
                                                                         ------------
                    FINANCIAL (DIVERSIFIED) - 5.1%
      191,200       Advanta Corp. (Class B)                              $  2,416,768
       89,700       Dollar Thrifty Automotive Group, Inc.*                  1,982,370
      131,000       Indymac Bancorp, Inc.                                   2,999,900
      105,000       Leucadia National Corp.                                 3,365,250
      805,000       Transmedia Network, Inc.*                               2,817,500
                                                                         ------------
                                                                         $ 13,581,788
                                                                         ------------
                    INSURANCE (LIFE/HEALTH) - 1.0%
      152,600       Great American Financial Resources, Inc.             $  2,594,200
                                                                         ------------
                    INSURANCE (PROPERTY-CASUALTY) - 2.0%
      103,500       First American Corp.                                 $  2,064,825
       60,000       Landamerica Financial Group, Inc.                       1,800,000
       56,000       Selective Insurance Group, Inc.                         1,380,400
                                                                         ------------
                                                                         $  5,245,225
                                                                         ------------
                    INVESTMENT MANAGEMENT - 1.0%
       68,300       Gabelli Asset Management Inc.*                       $  2,697,167
                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY FUND

SHARES                                                                          VALUE
                    REAL ESTATE - 5.9%
       90,000       Cabot Industrial Trust                               $  1,752,300
       60,000       Camden Property Trust                                   1,998,000
       50,000       FelCor Suite Hotels, Inc.                               1,099,500
      217,800       Healthcare Realty Trust, Inc.                           5,227,200
      154,000       Prentiss Properties Trust                               3,903,900
       50,000       Storage USA, Inc.                                       1,687,500
                                                                         ------------
                                                                         $ 15,668,400
                                                                         ------------
                    SAVINGS & LOAN COMPANIES - 3.6%
      215,000       Staten Island Bancorp, Inc.                          $  5,910,350
      120,000       Webster Financial Corp.                                 3,823,200
                                                                         ------------
                                                                         $  9,733,550
                                                                         ------------
                    TOTAL FINANCIALS                                     $ 56,303,150
                                                                         ------------
                    HEALTH CARE - 12.6%
                    HEALTH CARE (DIVERSIFIED) - 0.6%
       33,000       Aviron Corp.*                                        $  1,623,930
                                                                         ------------
                    HEALTH CARE (HOSPITAL MANAGEMENT) - 1.6%
       48,000       Universal Health Services Inc. (Class B)*            $  4,308,480
                                                                         ------------
                    HEALTH CARE (LONG TERM CARE) - 1.5%
      175,000       Sunrise Assisted Living Inc.*                        $  3,939,250
                                                                         ------------
                    HEALTH CARE (MANAGED CARE) - 3.2%
      112,500       First Health Group Corp.*                            $  5,821,875
       44,800       Trigon Healthcare, Inc.*                                2,697,408
                                                                         ------------
                                                                         $  8,519,283
                                                                         ------------
                    HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) - 3.3%
      220,000       Haemonetics Corp.*+                                  $  7,150,000
       78,600       VISX Inc.*                                              1,591,650
                                                                         ------------
                                                                         $  8,741,650
                                                                         ------------
                    HEALTH CARE (SPECIALIZED SERVICES) - 2.4%
      241,300       Orthodontic Centers of America, Inc.*                $  6,575,425
                                                                         ------------
                    TOTAL HEALTH CARE                                    $ 33,708,018
                                                                         ------------
                    TECHNOLOGY - 17.8%
                    COMPUTERS (NETWORKING) - 0.7%
       70,407       Avocent Corp.*                                       $  1,752,430
                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY FUND

SHARES                                                                          VALUE
                    COMPUTERS (SOFTWARE & SERVICES) - 3.5%
       70,000       Fair Isaac and Co., Inc.                             $  4,859,400
      170,000       Remedy Corp.*                                           2,980,100
       50,000       Wind River Systems*                                     1,406,000
                                                                         ------------
                                                                         $  9,245,500
                                                                         ------------
                    ELECTRONICS (COMPONENT DISTRIBUTORS) - 1.7%
      145,000       ACT Manufacturing, Inc.*                             $  2,450,500
      107,900       Power Integrations, Inc.*                               2,013,414
                                                                         ------------
                                                                         $  4,463,914
                                                                         ------------
                    ELECTRONICS (INSTRUMENTATION) - 2.1%
      113,000       Veeco Instruments, Inc.*                             $  5,673,730
                                                                         ------------
                    ELECTRONICS (SEMICONDUCTORS) - 1.5%
       78,180       Maxim Integrated Products*                           $  3,994,998
                                                                         ------------
                    EQUIPMENT (SEMICONDUCTORS) - 8.3%
      155,000       ATMI, Inc.*                                          $  4,081,150
       90,000       Cymer, Inc.*                                            2,956,500
      100,000       DuPont Photomasks, Inc.*                                5,580,000
      210,000       Photronics, Inc.*                                       6,029,100
       75,000       Varian Semiconductor Equipment Associates, Inc.*        3,416,250
                                                                         ------------
                                                                         $ 22,063,000
                                                                         ------------
                    TOTAL TECHNOLOGY                                     $ 47,193,572
                                                                         ------------
                    UTILITIES - 2.3%
                    ELECTRIC COMPANIES - 2.3%
      265,000       Unisource Energy Corp.                               $  6,150,650
                                                                         ------------
                    TOTAL UTILITIES                                      $  6,150,650
                                                                         ------------
                    TOTAL COMMON STOCKS
                    (Cost $191,048,278)                                  $251,175,634
                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY FUND

PRINCIPAL
AMOUNT                                                                          VALUE
                    TEMPORARY CASH INVESTMENTS - 5.8%
                    COMMERCIAL PAPER - 5.8%
   $7,086,000       American Express Corp., 4.60%, 5/2/01                $  7,086,000
    8,332,000       Travelers, Inc., 4.51%, 5/1/01                          8,332,000
                                                                         ------------
                                                                         $ 15,418,000
                                                                         ------------
                    TOTAL COMMERCIAL PAPER                               $ 15,418,000
                                                                         ------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $15,418,000)                                   $ 15,418,000
                                                                         ------------
                    TOTAL COMMON STOCKS AND
                    TEMPORARY CASH INVESTMENTS - 100.0%
                    (Cost $206,466,278)(a)                               $266,593,634
                                                                         ------------
*    Non-income producing security.

+ A portion of this investment has been pledged to cover margin requirements for futures contracts outstanding at April 30, 2001.

(a) At April 30, 2001, the net unrealized gain on investments based on cost for federal income tax purposes of $206,667,394 was as follows:

     Aggregate gross unrealized gain for all investments in
      which there is an excess of value over tax cost                    $ 68,683,879
     Aggregate gross unrealized loss for all investments in
      which there is an excess of tax cost over value                      (8,757,639)
                                                                         ------------
     Net unrealized gain                                                 $ 59,926,240
                                                                         ============


Purchases and sales of securities (excluding temporary cash investments) for the period ended April 30, 2001, aggregated $46,845,175 and $51,103,041, respectively.

  The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY FUND

BALANCE SHEET 4/30/01 (UNAUDITED)

ASSETS:
  Investment in securities, at value (including temporary cash
      investments of $15,418,000) (cost $206,466,278)                                  $266,593,634
  Receivables -
      Investment securities sold                                                          3,423,166
      Fund shares sold                                                                      553,631
      Dividends and interest                                                                 37,333
      Variation margin                                                                       85,800
  Other                                                                                       2,883
                                                                                       ------------
        Total assets                                                                   $270,696,447
                                                                                       ------------
LIABILITIES:
  Payables -
      Investments securities purchased                                                 $  1,258,678
      Fund shares repurchased                                                               296,741
  Due from bank                                                                              97,950
  Due to affiliates                                                                         448,853
  Accrued expenses                                                                           68,236
  Other                                                                                      15,006
                                                                                       ------------
        Total liabilities                                                               $ 2,185,464
                                                                                       ------------

NET ASSETS:
  Paid-in capital                                                                      $219,774,739
  Accumulated net investment loss                                                          (810,088)
  Accumulated net realized loss on investments and futures contracts                    (10,674,994)
  Net unrealized gain on investments                                                     60,127,356
  Net unrealized gain on future contracts                                                    93,970
                                                                                       ------------
        Total net assets                                                               $268,510,983
                                                                                       ============

NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $132,818,229/8,923,699 shares)                                     $      14.88
                                                                                       ============
  Class B (based on $124,450,402/8,730,364 shares)                                     $      14.25
                                                                                       ============
  Class C (based on $11,242,352/792,910 shares)                                        $      14.18
                                                                                       ============

MAXIMUM OFFERING PRICE:
  Class A                                                                              $      15.79
                                                                                       ============

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY FUND

STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED 4/30/01

INVESTMENT INCOME:
   Dividends                                                          $  1,178,712
   Interest                                                                338,018
                                                                      ------------
           Total investment income                                                     $  1,516,730
                                                                                       ------------
EXPENSES:
   Management fees                                                    $  1,035,058
   Transfer agent fees
      Class A                                                              223,042
      Class B                                                              210,694
      Class C                                                               20,392
   Distribution fees
      Class A                                                              149,270
      Class B                                                              572,148
      Class C                                                               48,486
   Administrative fees                                                      35,993
   Custodian fees                                                           24,011
   Registration fees                                                        35,582
   Professional fees                                                        18,379
   Printing                                                                 15,385
   Fees and expenses of nonaffiliated trustees                               3,354
   Miscellaneous                                                             7,916
                                                                      ------------
      Total expenses                                                                   $  2,399,710
      Less fees paid indirectly                                                             (39,145)
                                                                                       ------------
      Net expenses                                                                     $  2,360,565
                                                                                       ------------
           Net investment loss                                                         $   (843,835)
                                                                                       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS:
   Net realized gain (loss) on:
      Investments                                                     $(11,189,927)
      Futures contracts                                                    516,753     $(10,673,174)
                                                                      ------------     ------------
   Change in net unrealized gain on:
      Investments                                                     $ 27,870,673
      Futures contracts                                                     93,970     $ 27,964,643
                                                                      ------------     ------------
      Net gain on investments and futures contracts                                    $ 17,291,469
                                                                                       ------------
      Net increase in net assets resulting from operations                             $ 16,447,634
                                                                                       ============

      The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED 4/30/01 AND THE YEAR ENDED 10/31/00

                                                                       SIX MONTHS
                                                                         ENDED
                                                                        4/30/01         YEAR ENDED
FROM OPERATIONS:                                                       (UNAUDITED)       10/31/00
  Net investment loss                                                 $   (843,835)   $    (766,666)
  Net realized gain (loss) on investments and futures contracts        (10,673,174)      23,519,749
  Change in net unrealized gain on investments and
    futures contracts                                                   27,964,643       37,891,656
                                                                      ------------    -------------
      Net increase in net assets resulting from operations            $ 16,447,634    $  60,644,739
                                                                      ------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net realized gain:
    Class A ($0.24 and $0.00 per share, respectively)                 $ (1,991,697)   $           -
    Class B ($0.24 and $0.00 per share, respectively)                   (2,002,465)               -
    Class C ($0.24 and $0.00 per share, respectively)                     (165,868)               -
                                                                      ------------    -------------
      Total distributions to shareowners                              $ (4,160,030)   $           -
                                                                      ------------    -------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                    $ 52,296,302    $  78,919,803
  Reinvestment of distributions                                          3,629,646                -
  Cost of shares repurchased                                           (46,146,404)    (115,652,079)
                                                                      ------------    -------------
    Net increase (decrease) in net assets resulting from
      fund share transactions                                         $  9,779,544    $ (36,732,276)
                                                                      ------------    -------------
    Net increase in net assets                                        $ 22,067,148    $  23,912,463
NET ASSETS:
  Beginning of period                                                  246,443,835      222,531,372
                                                                      ------------    -------------
  End of period (including accumulated net investment
    income (loss) of ($810,088) and $33,747, respectively)            $268,510,983    $ 246,443,835
                                                                      ============    =============

                                           '01 SHARES      '01 AMOUNT
CLASS A                                    (UNAUDITED)     (UNAUDITED)   '00 SHARES    '00 AMOUNT
Shares sold                                  2,133,121     $ 29,879,518    3,005,419   $ 41,052,512
Reinvestment of distributions                  138,121        1,842,538            -              -
Less shares repurchased                     (1,780,250)     (24,763,020)  (4,496,580)   (59,069,225)
                                            ----------     ------------   ----------   ------------
    Net increase (decrease)                    490,992     $  6,959,036   (1,491,161)  $(18,016,713)
                                            ==========     ============   ==========   ============
CLASS B
Shares sold                                  1,377,627     $ 18,567,830    2,433,563   $ 32,530,170
Reinvestment of distributions                  129,811        1,664,181            -              -
Less shares repurchased                     (1,411,953)     (18,750,255)  (4,052,198)   (51,306,660)
                                            ----------     ------------   ----------   ------------
    Net increase (decrease)                     95,485     $  1,481,756   (1,618,635)  $(18,776,490)
                                            ==========     ============   ==========   ============
CLASS C
Shares sold                                    289,887     $  3,848,954      402,253   $  5,337,121
Reinvestment of distributions                    9,641          122,927            -              -
Less shares repurchased                       (200,280)      (2,633,129)    (418,273)    (5,276,194)
                                            ----------     ------------   ----------   ------------
    Net increase (decrease)                     99,248     $  1,338,752      (16,020)  $     60,927
                                            ==========     ============   ==========   ============

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS 4/30/01

                                                           SIX MONTHS ENDED
                                                               4/30/01      YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED 11/2/95 TO
                                                             (UNAUDITED)     10/31/00  10/31/99(a) 10/31/98   10/31/97   10/31/96
CLASS A
Net asset value, beginning of period                           $  14.16      $  10.83   $  10.68   $  15.31   $  12.66   $  10.00
                                                               --------      --------   --------   --------   --------   --------
Increase (decrease) from investment operations:
   Net investment income (loss)                                $  (0.02)     $   0.06   $  (0.03)  $  (0.07)  $  (0.11)  $   0.05
   Net realized and unrealized gain (loss) on investments and
      futures contracts                                            0.98          3.27       0.59      (2.73)      3.67       2.63
                                                               --------      --------   --------   --------   --------   --------
         Net increase (decrease) from investment operations    $   0.96      $   3.33   $   0.56   $  (2.80)  $   3.56   $   2.68
Distributions to shareowners:
   Net investment income                                              -             -          -          -          -      (0.02)
   Net realized gain                                              (0.24)            -      (0.41)     (1.83)     (0.91)         -
                                                               --------      --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                     $   0.72      $   3.33   $   0.15   $  (4.63)  $   2.65   $   2.66
                                                               --------      --------   --------   --------   --------   --------
Net asset value, end of period                                 $  14.88      $  14.16   $  10.83   $  10.68   $  15.31   $  12.66
                                                               ========      ========   ========   ========   ========   ========
Total return*                                                      6.95%        30.75%      5.37%    (20.19)%    29.88%     26.87%
Ratio of net expenses to average net assets+                       1.59%**       1.58%      1.65%      1.45%      1.49%      1.54%**
Ratio of net investment income (loss) to average net assets+      (0.35)%**      0.02%     (0.35)%    (0.54)%    (0.76)%     0.34%**
Portfolio turnover rate                                              40%**         55%        60%        45%        57%        43%**
Net assets, end of period (in thousands)                       $132,818      $119,375   $107,448   $162,536   $252,177   $221,601
Ratios assuming no waiver of management fees and
   assumption of expenses by PIM and no reduction
   for fees paid indirectly:
   Net expenses                                                    1.59%**       1.58%      1.65%      1.45%      1.49%      1.55%**
   Net investment income (loss)                                   (0.35)%**      0.02%     (0.35)%    (0.54)%    (0.76)%     0.33%**
Ratios assuming waiver of management fees and
   assumption of expenses by PIM and reduction
   for fees paid indirectly:
   Net expenses                                                    1.55%**       1.55%      1.62%      1.44%      1.48%      1.51%**
   Net investment income (loss)                                   (0.31)%**      0.05%     (0.32)%    (0.53)%    (0.75)%     0.37%**

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized.
  +  Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS 4/30/01

                                                           SIX MONTHS ENDED
                                                               4/30/01     YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED 11/2/95 TO
                                                             (UNAUDITED)    10/31/00  10/31/99(a) 10/31/98   10/31/97   10/31/96
CLASS B
Net asset value, beginning of period                           $  13.63     $  10.50   $  10.44   $  15.10   $  12.59   $  10.00
                                                               --------     --------   --------   --------   --------   --------
Increase (decrease) from investment operations:
   Net investment loss                                         $  (0.07)    $  (0.13)  $  (0.11)  $  (0.18)  $  (0.20)  $  (0.01)
   Net realized and unrealized gain (loss) on investments and
      futures contracts                                            0.93         3.26       0.58      (2.65)      3.62       2.62
                                                               --------     --------   --------   --------   --------   --------
         Net increase (decrease) from investment operations    $   0.86     $   3.13   $   0.47   $  (2.83)  $   3.42   $   2.61
Distributions to shareowners:
   In excess of net investment income                                 -            -          -          -          -      (0.02)
   Net realized gain                                              (0.24)           -      (0.41)     (1.83)     (0.91)         -
                                                               --------     --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                     $   0.62     $   3.13   $   0.06   $  (4.66)  $   2.51   $   2.59
                                                               --------     --------   --------   --------   --------   --------
Net asset value, end of period                                 $  14.25     $  13.63   $  10.50   $  10.44   $  15.10   $  12.59
                                                               ========     ========   ========   ========   ========   ========
Total return*                                                      6.48%       29.81%      4.61%    (20.73)%    28.88%     26.09%
Ratio of net expenses to average net assets+                       2.33%**      2.28%      2.41%      2.15%      2.19%      2.26%**
Ratio of net investment loss to average net assets+               (1.09)%**    (0.68)%    (1.11)%    (1.24)%    (1.46)%    (0.42)%**
Portfolio turnover rate                                              40%**        55%        60%        45%        57%        43%**
Net assets, end of period (in thousands)                       $124,450     $117,667   $107,652   $174,097   $267,489   $217,346
Ratios assuming no waiver of management fees and
   assumption of expenses by PIM and no reduction for
   fees paid indirectly:
   Net expenses                                                    2.33%**      2.28%      2.41%      2.15%      2.19%      2.27%**
   Net investment loss                                            (1.09)%**    (0.68)%    (1.11)%    (1.24)%    (1.46)%    (0.43)%**
Ratios assuming waiver of management fees and
   assumption of expenses by PIM and reduction for
   fees paid indirectly:
   Net expenses                                                    2.30%**      2.26%      2.34%      2.14%      2.18%      2.23%**
   Net investment loss                                            (1.06)%**    (0.66)%    (1.04)%    (1.23)%    (1.45)%    (0.39)%**

(a) The per share data presented above is based upon the average shares outstanding for the period presented.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized.
  +  Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS 4/30/01

                                                           SIX MONTHS ENDED
                                                               4/30/01     YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED 1/31/96 TO
                                                             (UNAUDITED)    10/31/00  10/31/99(a) 10/31/98   10/31/97   10/31/96
CLASS C
Net asset value, beginning of period                           $  13.55     $  10.47   $  10.44   $  15.11   $  12.59   $  11.01
                                                               --------      --------   --------   --------   --------   --------
Increase (decrease) from investment operations:
   Net investment loss                                         $  (0.07)    $  (0.11)  $  (0.12)  $  (0.18)  $  (0.21)  $  (0.03)
   Net realized and unrealized gain (loss) on investments and
      futures contracts                                            0.94         3.19       0.56      (2.66)      3.64       1.61
                                                               --------      --------   --------   --------   --------   --------
         Net increase (decrease) from investment operations    $   0.87     $   3.08   $   0.44   $  (2.84)  $   3.43   $   1.58
Distributions to shareowners:
   Net realized gain                                              (0.24)           -      (0.41)     (1.83)     (0.91)         -
                                                               --------      --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                     $   0.63     $   3.08   $   0.03   $  (4.67)  $   2.52   $   1.58
                                                               --------      --------   --------   --------   --------   --------
Net asset value, end of period                                 $  14.18     $  13.55   $  10.47   $  10.44   $  15.11   $  12.59
                                                               ========     ========   ========   ========   ========   ========
Total return*                                                      6.59%       29.42%      4.31%    (20.79)%    28.96%     14.35%
Ratio of net expenses to average net assets+                       2.38%**      2.43%      2.51%      2.16%      2.17%      2.25%**
Ratio of net investment loss to average net assets+               (1.15)%**    (0.86)%    (1.21)%    (1.24)%    (1.44)%    (0.45)%**
Portfolio turnover rate                                              40%**        55%        60%        45%        57%        43%**
Net assets, end of period (in thousands)                       $ 11,242     $  9,401   $  7,431   $ 11,697   $ 17,927   $ 16,811
Ratios assuming reduction for fees paid indirectly:
   Net expenses                                                    2.34%**      2.39%      2.48%      2.14%      2.16%      2.21%**
   Net investment loss                                            (1.11)%**    (0.82)%    (1.18)%    (1.22)%    (1.43)%    (0.41)%**


(a) The per share data presented above is based upon the average shares outstanding for the period presented.
  * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
 **  Annualized.
  +  Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL COMPANY FUND


NOTES TO FINANCIAL STATEMENTS 4/30/01 (UNAUDITED)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Small Company Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   SECURITY VALUATION

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

PIONEER SMALL COMPANY FUND

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


     Settlements from litigation and class action suits are recognized when the Fund acquires an enforceable right to such awards. Included in net realized gain from investments is $10,823 of class action settlements received by the Fund during the six months ended April 30, 2001.

B.  FUTURES CONTRACTS

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At April 30, 2001, open futures contracts were as follows:


               NUMBER OF
               CONTRACTS      SETTLEMENT     MARKET     UNREALIZED
TYPE              LONG          MONTH        VALUE      GAIN (LOSS)
Russell 2000       33         June 2001     $8,038,800    $93,970

C.  FEDERAL INCOME TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in

PIONEER SMALL COMPANY FUND


     the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

D.  FUND SHARES

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc., (PFD) the principal underwriter for the Fund and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $17,372 in underwriting commissions on the sale of Fund shares during the six months ended April 30, 2001.

E.  CLASS ALLOCATIONS

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.


     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2.  MANAGEMENT AGREEMENT

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At April 30, 2001, $195,679 was payable to PIM related to management fees, administrative fees and certain other services.

PIONEER SMALL COMPANY FUND

3.  TRANSFER AGENT

PIMSS, a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $137,951 in transfer agent fees payable to PIMSS at April 30, 2001.

4.  DISTRIBUTION PLANS

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $115,223 in distribution fees payable to PFD at April 30, 2001.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2001, CDSCs in the amount of $56,821 were paid to PFD.

5.  EXPENSE OFFSETS

The Fund has entered into certain directed brokerage and expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended April 30, 2001, the Fund's expenses were reduced by $39,145 under such arrangements.

PIONEER SMALL COMPANY FUND


6.   LINE OF CREDIT FACILITY

The Fund, along with certain other Funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings of up to $25 million is payable at the Federal Funds Rate plus 3/8% on an annualized basis, or at the Federal Funds Rate plus 1/2% if the borrowing exceeds $25 million at any one time. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended April 30, 2001, the Fund had no borrowings under this agreement.

7.  AFFILIATED COMPANIES

The Fund primarily invests in smaller capitalized company securities that tend to be more sensitive to changes in earnings expectations and have lower trading volumes than mid to large capitalized company securities, and as a result, they may experience more abrupt and erratic price movements. The Fund's investment in these smaller capitalized companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. For the six months ended April 30, 2001, the fund had no such affiliated companies.

PIONEER SMALL COMPANY FUND

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

TRUSTEES
John F. Cogan, Jr., Chairman
Mary K. Bush
Richard H. Egdahl, M.D.
Margaret B.W. Graham
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop

OFFICERS
John F. Cogan, Jr., President
David D. Tripple, Executive Vice President
Vincent Nave, Treasurer
Joseph P. Barri, Secretary

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

THE PIONEER FAMILY OF MUTUAL FUNDS

For information about any Pioneer mutual fund, please contact your investment representative, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest or send money.

GROWTH FUNDS
UNITED STATES
Pioneer Growth Shares
Pioneer Micro-Cap Fund
Pioneer Mid-Cap Fund
Pioneer Mid-Cap Value Fund
Pioneer Small Company Fund
Pioneer Tax-Managed Fund


INTERNATIONAL/GLOBAL
Pioneer Emerging Markets Fund
Pioneer Europe Fund
Pioneer Europe Select Fund
Pioneer Indo-Asia Fund
Pioneer International Growth Fund
Pioneer World Equity Fund

SECTOR FUNDS
Pioneer Global Financials Fund
Pioneer Global Health Care Fund
Pioneer Global Telecoms Fund
Pioneer Real Estate Shares
Pioneer Science & Technology Fund

GROWTH AND INCOME FUNDS
Pioneer Fund
Pioneer Balanced Fund
Pioneer Equity-Income Fund
Pioneer Value Fund (formerly Pioneer II)

INCOME FUNDS
TAXABLE
Pioneer America Income Trust
Pioneer Bond Fund
Pioneer High Yield Fund
Pioneer Limited Maturity Bond Fund
Pioneer Strategic Income Fund

TAX-FREE
Pioneer Tax-Free Income Fund

MONEY MARKET FUND
Pioneer Cash Reserves Fund*

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

RETIREMENT PLANS FROM PIONEER

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.


INDIVIDUAL RETIREMENT ACCOUNT (IRA)


An IRA is a tax-favored account that allows anyone under age 70 1/2 with earned income to contribute up to $2,000 annually. Spouses may contribute up to $2,000 annually into a separate IRA, for a total of $4,000 per year for a married couple. Earnings are tax-deferred, and contributions may be tax-deductible.


ROTH IRA


The Roth IRA came about as part of the Taxpayer Relief Act of 1997 and became available to Investors in 1998. Contributions, up to $2,000 a year, are not tax-deductible, but earnings are tax-free for qualified withdrawals.


401(k) PLAN


The traditional 401(k) plan allows employees to make pre-tax contributions through payroll deduction, up to $10,500 per year or 25% of pay, whichever is less. Employers may contribute.


SIMPLE (SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES) - IRA PLAN


Businesses with 100 or fewer eligible employees can establish the plan; it resembles the traditional 401(k), but has no administration costs. Employees can make pre-tax contributions of up to $6,000 per year, and an employer contribution is required.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

403(b) PLAN


Also known as a Tax-Sheltered Account (TSA), a 403(b) plan is available only to employees of public schools, not-for-profit hospitals and certain other tax-exempt organizations. A 403(b) plan lets employees set aside a portion of their salary, before taxes, through payroll deduction.


SIMPLIFIED EMPLOYEE PENSION PLAN (SEP)


SEPs let self-employed people and small-business owners make tax-deductible contributions of up to 15% of their income. Generally, employers must contribute the same percentage of pay for themselves and any eligible employees; contributions are made directly to employees' IRAs. SEPs are easy to administer and can be an especially good choice for firms with few or no employees.


PROFIT SHARING PLAN


Profit sharing plans offer companies considerable flexibility, allowing them to decide each year whether a contribution will be made and how much, up to 15% of each participant's pay. These plans can include provisions for loans and vesting schedules.


AGE-WEIGHTED PROFIT SHARING PLAN


Like traditional profit sharing plans, employer contributions are flexible, but age-weighted plans allocate contributions based on both age and salary. Age-weighted plans are designed for employers who want to maximize their own contributions while keeping contributions to employees affordable.


MONEY PURCHASE PENSION PLAN (MPP)


Money purchase plans are similar to profit sharing plans, but allow for higher annual contributions - up to 25% of pay. MPPs aren't as flexible as profit sharing plans; a fixed percentage of pay must be contributed each year, determined when the plan is established. Businesses often set up both MPPs and profit sharing plans.

Most retirement plan withdrawals must meet specific conditions to avoid penalties.

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

CALL US FOR:

ACCOUNT INFORMATION, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FACTFONE-SM- for automated fund yields, prices,
account information and transactions                              1-800-225-4321

RETIREMENT PLANS INFORMATION                                      1-800-622-0176

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)                      1-800-225-1997

WRITE TO US:

PIMSS, Inc.
P.O. Box 9014
Boston, Massachusetts 02205-9014

OUR TOLL-FREE FAX                                                 1-800-225-4240

OUR INTERNET E-MAIL ADDRESS                        ask.pioneer@pioneerinvest.com

(for general questions about Pioneer only)

VISIT OUR WEB SITE:                                         www.pioneerfunds.com

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS.



[LOGO] PIONEER
       INVESTMENTS-Registered Trademark-

PIONEER INVESTMENT MANAGEMENT, INC.
60 STATE STREET                                                     1271-00-0601
BOSTON, MASSACHUSETTS 02109                  -C- PIONEER FUNDS DISTRIBUTOR, INC.
www.pioneerfunds.com                         UNDERWRITER OF PIONEER MUTUAL FUNDS
                                     [RECYCLED SYMBOL] PRINTED ON RECYCLED PAPER